UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland  20832

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 10/31/13

Item 1.  Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 89.2%
	DEBT FUNDS - 25.5%
364,247	iShares Barclays 7-10 Year Treasury Bond ETF	$ 37,426,379
461,834	Vanguard Short-Term Bond ETF	37,200,729
		74,627,108
	EQUITY FUNDS - 46.5%
113,470	iShares U.S. Consumer Services ETF	13,104,650
116,350	iShares U.S. Healthcare ETF	12,888,090
167,660	iShares U.S. Financials ETF	12,733,777
640,850	Vanguard Mid-Cap Value ETF	49,057,068
514,900	Vanguard Small-Cap Value ETF	48,287,320
		136,070,905
	FOREIGN INDEX FUNDS - 17.2%
612,299	iShares MSCI Belgium Capped ETF +	9,851,891
364,350	iShares MSCI Germany ETF	10,693,673
767,000	iShares MSCI Japan ETF	9,127,300
388,700	iShares MSCI Netherlands ETF	9,725,274
338,100	iShares MSCI Switzerland Capped ETF	10,890,201
		50,288,339

	TOTAL EXCHANGE TRADED FUNDS (Cost $215,457,306)	260,986,352

	EXCHANGE TRADED NOTE - 4.6%
290,050	J.P. Morgan Alerian MLP Index ETN (Cost $13,558,701)	13,269,788

	SHORT-TERM INVESTMENT - 6.1%
	MONEY MARKET FUND - 6.1%
17,952,503	Fidelity Institutional Money Market Fund - Money Market Portfolio	17,952,503
	to yield 0.048% * ++ (Cost $17,952,503)

	TOTAL INVESTMENTS - 99.9% (Cost $246,968,510) (a)	$ 292,208,643
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	354,296
	NET ASSETS - 100.0%	$ 292,562,939

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $247,153,699 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 45,529,046
	Unrealized Depreciation:	(474,102)
	Net Unrealized Appreciation:	$ 45,054,944
* Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ++ ^	Expiration	Amount at Value	Gain **
(211)	Dollar Index	Dec-13	$ (16,935,493)	$ 47,850

Net Unrealized Gain from Open Short Futures Contracts				$ 47,850

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.
** The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of 10/31/13.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 260,986,352	$ -	$ -	$ 260,986,352
Exchange Traded Note	13,269,788	-	-	13,269,788
Variation Margin-Open Futures Contracts	47,850	-	-	47,850
Short-Term Investment	17,952,503	-	-	17,952,503
Total	$ 292,256,493	$ -	$ -	$ 292,256,493

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	October 31, 2013	October 31, 2013
ADB-CFC	12/5/12	$ 1,367,620	0.47%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 99.2%
	EQUITY FUNDS - 90.0%
377,150	Consumer Discretionary Select Sector SPDR Fund	$ 23,915,081
1,009,350	Financial Select Sector SPDR Fund	20,752,236
417,400	First Trust Large-Cap Core AlphaDEX Fund	16,378,776
371,300	First Trust Mid-Cap Core AlphaDEX Fund	17,733,288
370,600	First Trust Small Cap Core AlphaDex Fund	16,814,122
432,200	Health Care Select Sector SPDR Fund	22,794,228
247,550	Vanguard Mid-Cap Value ETF	18,949,953
165,700	Vanguard Small-Cap Growth ETF	19,446,552
194,300	Vanguard Small-Cap Value ETF	18,221,454
		175,005,690
	FOREIGN INDEX FUNDS - 9.2%
452,850	iShares MSCI EMU ETF	18,014,373

	TOTAL EXCHANGE TRADED FUNDS (Cost $163,583,937)	193,020,063

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
6,158,709	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.048%* + (Cost $6,158,709)	6,158,709

	TOTAL INVESTMENTS - 102.4% (Cost $169,742,646) (a)	$ 199,178,772
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)	(4,750,903)
	NET ASSETS - 100.0%	$ 194,427,869

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $169,762,991 and differs and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 29,944,200
	Unrealized Depreciation:	(528,419)
	Net Unrealized Appreciation:	$ 29,415,781

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
+All or a portion of this investment is a holding of the ADWAT Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 193,020,063	$ -	$ -	$ 193,020,063
Short-Term Investment	6,158,709	-	-	6,158,709
Total	$ 199,178,772	$ -	$ -	$ 199,178,772

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
		CFC Net Assets at	% Fund Net Assets at
	Inception Date of CFC	October 31, 2013	October 31, 2013
ADT-CFC	12/12/11	$431,176	0.22%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Shares			Value
		EXCHANGE TRADED FUNDS - 4.3%
		DEBT EXCHANGE TRADED FUNDS - 4.3%
500		iShares iBoxx $ High Yield Corporate Bond ETF	$ 46,700
550		iShares iBoxx $ Investment Grade Corporate Bond ETF	63,360
500		iShares JPMorgan USD Emerging Markets Bond ETF	55,675
1,000		iShare TIPS Bond ETF	112,930
1,500		SPDR Barclays High Yield Bond ETF	60,945
		TOTAL EXCHANGE TRADED FUNDS (Cost $288,131)	339,610

Principal
		CORPORATE BOND - 0.8%
		PIPELINES - 0.8%
$ 50,000		Kinder Morgan Energy Partners LP, 9.00% due 2/1/2019	64,409
		TOTAL CORPORATE BOND (Cost $53,772)

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.9%
123,000		Federal Home Loan Mortgage Corp., 5.00% due 11/13/2014	129,108
34,889		Federal National Mortgage Association, Pool 357919, 5.50% due 8/1/2020	37,833
5,696		Federal National Mortgage Association, Pool 905090, 5.50% due 10/1/2021	6,200
20,818		Federal National Mortgage Association, Pool 950647, 5.50% 8/1/2022	22,661
288,683		Federal National Mortgage Association, Pool 257157, 4.00% due 3/1/2023	306,653
242,687		Federal National Mortgage Association, Pool 745418, 5.50% due 4/1/2036	264,693
308,898	(b)	United States Treasury TIPS Bond, 0.125% due 4/15/2017	319,408
		TOTAL U.S. GOVERNMENT AND AGENCY	1,086,556
		OBLIGATIONS (Cost $1,047,441)
Contracts
		PURCHASED PUT OPTION - 0.0%
80		CBOE SPX Volatility Index
		Expiration November 2013, Exercise Price $40.00 (Cost $1,760)	400
Shares
		SHORT-TERM INVESTMENTS - 88.2%
		MONEY MARKET FUND - 43.6%
3,424,059		Fidelity Institutional Money Market Fund - Money Market Portfolio	3,424,059
		to yield 0.048% * ++

		U.S. TREASURY - 41.6% **
1,500,000		United States Treasury Bill, due 11/7/2013 0.350%	1,499,999
1,000,000		United States Treasury Bill, due 11/21/2013 0.300%	999,994
1,000,000		United States Treasury Bill, due 11/29/2013 0.055%	999,988
			3,499,981

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,924,041)	6,924,040

		TOTAL INVESTMENTS - 107.2% (Cost $8,315,145) (a)	$ 8,415,015
		LIABILITIES LESS OTHER ASSETS - (7.2%)	(565,209)
		NET ASSETS - 100.0%	$ 7,849,806

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $8,314,095 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation	$ 102,907
		Unrealized Depreciation	(1,987)
		Net Unrealized Appreciation	$ 100,920

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Arrow Alternatice SPC.
TIPS - Treasury Inflation-Protected Security
(b) Principal amount of security is adjusted for inflation factor.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(21)	CBOE VIX	Feb-14	$ (371,700)	$ 17,000
(7)	CBOE VIX	Nov-13	(203,000)	19,390
(5)	US 10 Year Future	Dec-13	(636,795)	(18,594)

	Net Unrealized Gain from Open Short Futures Contracts			$ 17,796

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++ ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $6,556,510)

	Unrealized Loss from Long Index Swap Contracts			$ (120,448)

++ All or a portion of this contract is a holding of the Arrow Alternative SPC.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2013
Mixed: Commodity, interest rate, credit, foreign exchange contracts	(120,448)
Interest rate contracts	17,796
Total	$ (102,652)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 339,610	$ -	$ -	$ 339,610
U.S. Government and Agency Obligations	-	1,086,556	-	1,086,556
Corporate Bonds	-	64,409	-	64,409
Variation Margin-Open Futures Contracts	17,796	-	-	17,796
Short-Term Investments	3,424,059	3,499,981	-	6,924,040
Total	$ 3,781,465	$ 4,650,946	$ -	$ 8,432,411
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 120,448	$ -	$ 120,448
Total	$ -	$ 120,448	$ -	$ 120,448

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Alternative Solutions Fund ("AASF") with Northern Lights SPC ("AAS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AAS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AASF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AASF's investment objectives and policies.

AAS-CFC utilizes commodity based derivative products to facilitate AASF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AASF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AASF Prospectus.

A summary of the AASF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2013	% of Fund Net Assets at October 31, 2013
AAS-CFC	11/6/09	$1,664,938	21.21%

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Principal			Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.3%
$ 2,059,320	(b)	United States Treasury TIPS Bond, 0.125% due 4/15/2017	2,129,387
		(Cost $2,169,342)

		SHORT-TERM INVESTMENTS - 112.3%
		U.S. TREASURY - 67.5%***
2,500,000		United States Treasury Bills due 11/7/2013, 0.350%	2,499,999
1,500,000		United States Treasury Bills due 11/7/2013, 0.350% ++	1,499,955
2,500,000		United States Treasury Bills due 11/14/2013, 0.240%	2,499,991
1,500,000		United States Treasury Bills due 11/21/2013 0.030%	1,499,950
1,000,000		United States Treasury Bills due 11/21/2013 0.300% ++	999,994
2,500,000		United States Treasury Bills due 11/29/2013, 0.055%	2,499,942
2,500,000		United States Treasury Bills due 12/5/2013, 0.030%	2,499,953
			13,999,784
Shares
		MONEY MARKET FUND - 44.8%
9,281,248		Fidelity Institutional Money Market Fund - Money Market Portfolio
		to yield 0.048% ** ++	9,281,248

		TOTAL SHORT-TERM INVESTMENTS (Cost $23,281,032)	23,281,032

		TOTAL INVESTMENTS - 122.6% (Cost $25,450,374) (a)	$ 25,410,419
		OTHER ASSETS IN EXCESS OF LIABILITIES - (22.6%)	(4,690,140)
		NET ASSETS - 100.0%	$ 20,720,279

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $25,450,374 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation	$ -
		Unrealized Depreciation	(39,955)
		Net Unrealized Depreciation	$ (39,955)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
*** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.
TIPS - Treasury Inflation-Protected Security
(b) Principal amount of security is adjusted for inflation factor.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
1	2 Year Bond	Dec-13	$ 220,422	$ 781
4	British Pound	Dec-13	401,200	(2,432)
5	Cocoa ++	Mar-14	134,400	12,050
5	Cocoa ++	May-14	134,300	280
7	Copper ++	May-14	579,600	(63)
3	Euro Fx	Mar-14	509,625	8,843
8	Euro Fx	Dec-13	1,359,000	46,229
4	Lean Hogs ++	Feb-14	147,240	10
4	Live Cattle ++	Feb-14	214,720	70
9	Swiss Franc	Dec-13	1,242,788	25,706
6	US 10 Year	Mar-14	756,564	(188)
6	US Long Bond	Mar-14	800,250	(94)
6	World Sugar #11 ++	May-14	122,237	651

Net Unrealized Gain from Open Long Futures Contracts				$ 91,843

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(3)	Australian Dollar	Mar-14	$ (281,250)	$ (15,120)
(3)	Australian Dollar	Dec-13	(282,930)	29
(3)	Canadian Dollar	Mar-14	(286,920)	2,370
(1)	Canadian Dollar	Dec-13	(95,850)	778
(57)	CBOE VIX	Feb-14	(1,008,900)	48,498
(3)	Coffee ''C'' ++	Mar-14	(122,119)	17,480
(3)	Coffee ''C'' ++	May-14	(124,538)	-
(17)	Corn ++	May-14	(380,375)	1,863
(22)	Corn ++	Mar-14	(483,175)	2,200
(3)	Cotton #2 ++	May-14	(119,835)	(15)
(3)	Gold ++	Feb-14	(397,350)	(110)
(10)	Japanese Yen	Dec-13	(1,271,500)	(25,394)
(15)	Natural Gas ++	Feb-14	(550,800)	20
(2)	Silver ++	May-14	(219,460)	230
(4)	Soybean ++	Mar-14	(250,050)	3,250
(12)	Soybean ++	May-14	(743,250)	4,875
(8)	Wheat ++	May-14	(274,000)	2,613

Net Unrealized Gain Gain Open Short Futures Contracts				$ 43,567

Net Unrealized Gain from Open Futures Contracts				$ 135,410

++ All or a portion of these constracts are holdings of the Arrow MFT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2013 categorized by risk exposure:

Risk Exposure Category		Unrealized Gain/(Loss) at 10/31/2013
Commodity contracts		45,404
Foreign exchange contracts		41,009
Interest rate contracts		48,997
Total		$ 135,410

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Note	$ -	$ 2,129,387	$ -	$ 2,129,387
Variation Margin-Open Futures Contracts	135,410	-	-	135,410
Short-Term Investments	9,281,248	13,999,784	-	23,281,032
Total	$ 9,416,658	$ 13,999,784	$ -	$ 25,545,829

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31,2013	% of Fund Net Assets at October 31, 2013
AMFSF-CFC	11/6/09	$4,980,573	24.04%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Shares		Value
	EXCHANGE TRADED NOTE - 2.6%
	COMMODITY - 2.6%
5,038	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 184,492
	TOTAL EXCHANGE TRADED NOTE (Cost $190,022)

	SHORT-TERM INVESTMENTS - 87.3%
Principal
	U.S. TREASURY - 35.5%***
$ 2,500,000	United States Treasury Bills due 11/7/2013, 0.350%	2,499,968

Shares
	MONEY MARKET FUND - 51.8%
3,655,476	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.048% ** ++	3,655,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,155,444)	6,155,444

	TOTAL INVESTMENTS - 89.9% (Cost $6,345,466) (a)	$ 6,339,936
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%	710,190
	NET ASSETS - 100.0%	$ 7,050,126

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,356,438 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(16,502)
	Net Unrealized Depreciation:	$ (16,502)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.
*** Interest rate represents discount rate at time of purchase.

^ All or a portion of each of these securities may be segregated as collateral for open futures contracts. As of October 31, 2013, no securities are segregated as collateral. All collateral for open futures contracts consists of cash included as Deposits with brokers.

++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)+
7	Cocoa	Dec-14	$ 161,560	$ 9,660
6	Coffee "C"	Dec-14	272,925	(24,900)
7	Copper	Dec-14	548,538	(7,338)
7	Corn	Dec-14	167,650	(13,621)
7	Cotton #2	Dec-14	298,130	(3,533)
6	Crude Oil	Dec-14	609,900	(13,097)
7	Gasoline RBOB	Jun-14	812,351	(45,536)
7	Gold	Dec-14	919,100	(60,900)
7	Heating Oil	Jun-14	897,141	(32,193)
6	Lean Hogs	Jun-14	193,200	18,800
7	Live Cattle	Jun-14	359,450	3,650
6	Natural Gas	Mar-15	228,780	(12,033)
6	Silver	Dec-14	590,250	(62,365)
6	Soybean	Nov-14	361,875	(12,579)
7	Wheat	Dec-14	236,950	4,588
7	World Sugar # 11	Mar-15	136,965	10,125

	Net Unrealized Loss from Open Long Futures Contracts			$ (241,272)

	Net Unrealized Loss from Open Futures Contracts			$ (241,272)

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.
+ The amount represents fair value of derivative instruments subject to commodity risk exposure as of October 31, 2013.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 184,492	$ -	$ -	$ 184,492
Short-Term Investments	3,655,476	2,499,968	-	6,155,444
Total	$ 3,839,968	$ 2,499,968	$ -	$ 6,339,936
Liability	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	241,272	$ -	$ -	$ 241,272
Total	$ 241,272	$ -	$ -	$ 241,272

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Commodity Stategy Fund ("ACS") with ACT Fund Limited ("ACS-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

ACS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACS's investment objectives and policies.

ACS-CFC utilizes commodity based derivative products to facilitate ACS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACS Prospectus.

A summary of the ACS's investments in the CFC is as follows:

ACS-CFC	Inception Date of CFC	CFC Net Assets at October 31, 2013	% of Fund Net Assets at October 31, 2013
	1/3/11	$990,245	14.05%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

12/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

       Joseph Barrato, President

Date

12/30/13

By (Signature and Title)

*/s/ Sam Singh

       Sam Singh, Treasurer

Date

12/30/13